DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets Hedged Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Brazil - 3.9%
Ambev SA	67,115	$169,843
Atacadao SA	8,891	21,623
B3 SA - Brasil Bolsa Balcao	79,623	205,500
Banco Bradesco SA	23,773	58,822
Banco BTG Pactual S.A	16,942	124,021
Banco do Brasil SA	12,521	145,735
Banco Santander Brasil SA	5,668	32,609
BB Seguridade Participacoes SA	10,501	70,428
Caixa Seguridade Participacoes S/A	8,338	24,103
CCR SA	12,842	35,598
Centrais Eletricas Brasileiras SA	17,390	152,173
Cia de Saneamento Basico do Estado de Sao Paulo	4,888	77,837
Cia Siderurgica Nacional SA	9,725	32,905
Cosan SA	18,368	62,814
CPFL Energia SA	3,053	21,735
Energisa SA	3,578	36,593
Eneva SA*	11,081	28,599
Engie Brasil Energia SA	2,780	23,499
Equatorial Energia SA	15,080	103,686
Hapvida Participacoes e Investimentos SA, 144A*	66,836	49,343
Hypera SA	5,704	37,728
JBS SA	10,207	47,348
Klabin SA	9,781	44,408
Localiza Rent a Car SA*	45	480
Localiza Rent a Car SA	12,906	137,599
Lojas Renner SA	12,484	39,679
Magazine Luiza SA*	48,349	20,716
Natura & Co. Holding SA*	12,624	41,419
Petroleo Brasileiro SA	52,332	433,933
PRIO SA	11,676	102,665
Raia Drogasil SA	18,572	99,527
Rede D’Or Sao Luiz SA, 144A	7,863	40,050
Rumo SA	18,848	86,143
Sendas Distribuidora SA	20,298	57,981
Suzano SA	10,850	122,990
Telefonica Brasil SA	6,176	67,685
TIM SA	12,632	46,172
TOTVS SA	6,971	43,037
Ultrapar Participacoes SA	11,006	65,003
Vale SA	48,186	649,349
Vibra Energia SA	16,596	86,334
WEG SA	24,303	179,372

(Cost $2,744,286)		3,927,084

Chile - 0.4%
Banco de Chile	673,644	78,099
Banco de Credito e Inversiones SA	1,033	28,657
Banco Santander Chile	984,562	47,880
Cencosud SA	14,789	26,560
Cia Sud Americana de Vapores SA	203,741	14,225
Empresas CMPC SA	14,852	26,366
Empresas Copec SA	5,489	35,228
Enel Americas SA	280,743	28,625
Enel Chile SA	408,382	24,531
Falabella SA*	14,429	36,593
Latam Airlines Group SA*	2,317,921	29,152

(Cost $476,710)		375,916

China - 22.8%
360 Security Technology, Inc., Class A*	7,500	9,127
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,200	8,650
AAC Technologies Holdings, Inc.	9,611	23,888
Advanced Micro-Fabrication Equipment, Inc., China, Class A	525	10,694
AECC Aviation Power Co. Ltd., Class A	2,400	11,460
Agricultural Bank of China Ltd., Class A	98,900	57,503
Agricultural Bank of China Ltd., Class H	395,593	162,694
Aier Eye Hospital Group Co. Ltd., Class A	6,453	13,118
AIMA Technology Group Co. Ltd., Class A	1,600	7,322
Air China Ltd., Class A*	12,400	12,871
Air China Ltd., Class H*	20,555	11,026
Akeso, Inc., 144A*	6,401	38,507
Alibaba Group Holding Ltd.	230,565	2,146,777
Aluminum Corp. of China Ltd., Class A	9,632	8,086
Aluminum Corp. of China Ltd., Class H	50,919	25,494
Anhui Conch Cement Co. Ltd., Class A	3,400	11,295
Anhui Conch Cement Co. Ltd., Class H	21,986	48,075
Anhui Gujing Distillery Co. Ltd., Class A	360	10,947
Anhui Gujing Distillery Co. Ltd., Class B	1,363	19,292
Anhui Kouzi Distillery Co. Ltd., Class A	229	1,354
Anhui Yingjia Distillery Co. Ltd., Class A	600	5,324
Anjoy Foods Group Co. Ltd., Class A	200	2,423
ANTA Sports Products Ltd.	18,319	179,575
Asymchem Laboratories Tianjin Co. Ltd., Class A	364	5,132
Autobio Diagnostics Co. Ltd., Class A	700	6,446
Autohome, Inc., ADR	1,121	29,135
Avary Holding Shenzhen Co. Ltd., Class A	730	2,135
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,060
AviChina Industry & Technology Co. Ltd., Class H	37,487	15,369
Baidu, Inc., Class A*	32,200	409,414
Bank of Beijing Co. Ltd., Class A	16,300	11,717
Bank of Changsha Co. Ltd., Class A	6,000	6,486
Bank of Chengdu Co. Ltd., Class A	2,955	5,425

Bank of China Ltd., Class A	35,100	21,772
Bank of China Ltd., Class H	1,102,973	433,892
Bank of Communications Co. Ltd., Class A	32,100	27,929
Bank of Communications Co. Ltd., Class H	125,124	82,143
Bank of Hangzhou Co. Ltd., Class A	5,960	9,164
Bank of Jiangsu Co. Ltd., Class A	15,954	16,980
Bank of Nanjing Co. Ltd., Class A	8,400	10,199
Bank of Ningbo Co. Ltd., Class A	4,970	15,366
Bank of Shanghai Co. Ltd., Class A	12,540	11,363
Baoshan Iron & Steel Co. Ltd., Class A	17,500	16,197
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	1,533
Beijing Enlight Media Co. Ltd., Class A	5,400	6,804
Beijing Kingsoft Office Software, Inc., Class A	328	12,332
Beijing New Building Materials PLC, Class A	1,770	6,899
Beijing Tiantan Biological Products Corp. Ltd., Class A	3,000	11,781
Beijing Tongrentang Co. Ltd., Class A	900	5,558
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	609	6,216
Beijing Yanjing Brewery Co. Ltd., Class A	3,600	4,376
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	47,500	33,286
Bilibili, Inc., Class Z*	2,510	24,573
Bloomage Biotechnology Corp. Ltd., Class A	320	2,839
BOC International China Co. Ltd., Class A	2,100	3,182
BOE Technology Group Co. Ltd., Class A	32,200	17,828
BYD Co. Ltd., Class A	1,900	50,411
BYD Co. Ltd., Class H	14,924	368,454
BYD Electronic International Co. Ltd.	10,714	40,505
By-health Co. Ltd., Class A	2,100	4,925
Caitong Securities Co. Ltd., Class A	3,204	3,548
Cambricon Technologies Corp. Ltd., Class A*	421	9,853
Canmax Technologies Co. Ltd., Class A	1,040	3,302
CECEP Solar Energy Co. Ltd., Class A	5,200	3,925
CGN Power Co. Ltd., Class A	26,100	13,980
CGN Power Co. Ltd., Class H, 144A	162,914	49,522
Changchun High & New Technology Industry Group, Inc., Class A	360	6,419
Changjiang Securities Co. Ltd., Class A	1,400	1,068
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	7,796
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	7,038
Chengxin Lithium Group Co. Ltd., Class A	1,200	3,648
China Baoan Group Co. Ltd., Class A	1,700	2,807
China Cinda Asset Management Co. Ltd., Class H	117,448	11,251
China CITIC Bank Corp. Ltd., Class H	125,028	66,590
China Coal Energy Co. Ltd., Class H	26,665	28,778
China Communications Services Corp. Ltd., Class H	34,393	14,628
China Construction Bank Corp., Class A	10,400	10,102
China Construction Bank Corp., Class H	1,368,239	852,801
China CSSC Holdings Ltd., Class A	3,500	17,242
China Eastern Airlines Corp. Ltd., Class A*	23,835	12,601
China Energy Engineering Corp. Ltd., Class A	25,300	7,653
China Everbright Bank Co. Ltd., Class A	34,400	15,371
China Everbright Bank Co. Ltd., Class H	45,257	14,162
China Feihe Ltd., 144A	48,957	24,386
China Galaxy Securities Co. Ltd., Class A	3,700	6,238
China Galaxy Securities Co. Ltd., Class H	51,727	27,220
China Greatwall Technology Group Co. Ltd., Class A	3,300	4,753
China Hongqiao Group Ltd.	31,610	24,587
China International Capital Corp. Ltd., Class A	1,000	4,843
China International Capital Corp. Ltd., Class H, 144A	22,024	27,651
China Jushi Co. Ltd., Class A	4,572	6,357
China Life Insurance Co. Ltd., Class A	2,400	10,101
China Life Insurance Co. Ltd., Class H	101,389	124,964
China Literature Ltd., 144A*	5,306	16,366
China Longyuan Power Group Corp. Ltd., Class H	45,446	32,157
China Mengniu Dairy Co. Ltd.*	45,553	114,501
China Merchants Bank Co. Ltd., Class A	20,563	91,424
China Merchants Bank Co. Ltd., Class H	55,509	216,591
China Merchants Energy Shipping Co. Ltd., Class A	5,200	5,195
China Merchants Securities Co. Ltd., Class A	6,100	11,935
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	7,451
China Minsheng Banking Corp. Ltd., Class A	30,600	17,155
China Minsheng Banking Corp. Ltd., Class H	95,826	33,780
China National Building Material Co. Ltd., Class H	48,906	18,427
China National Chemical Engineering Co. Ltd., Class A	5,200	5,037
China National Nuclear Power Co. Ltd., Class A	19,400	23,367

China National Software & Service Co. Ltd., Class A	910	4,069
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,300	8,632
China Oilfield Services Ltd., Class H	26,369	23,239
China Pacific Insurance Group Co. Ltd., Class A	6,000	21,331
China Pacific Insurance Group Co. Ltd., Class H	38,906	74,239
China Petroleum & Chemical Corp., Class A	27,700	24,024
China Petroleum & Chemical Corp., Class H	337,412	186,601
China Railway Group Ltd., Class A	19,500	17,183
China Railway Group Ltd., Class H	67,021	32,699
China Railway Signal & Communication Corp. Ltd., Class A	10,435	7,066
China Rare Earth Resources And Technology Co. Ltd., Class A	1,300	5,031
China Resources Microelectronics Ltd., Class A	893	5,310
China Resources Mixc Lifestyle Services Ltd., 144A	9,493	28,735
China Resources Pharmaceutical Group Ltd., 144A	27,531	18,636
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	8,392
China Shenhua Energy Co. Ltd., Class A	7,365	39,450
China Shenhua Energy Co. Ltd., Class H	48,414	187,052
China Southern Airlines Co. Ltd., Class A*	8,400	6,901
China State Construction Engineering Corp. Ltd., Class A	39,000	28,953
China Three Gorges Renewables Group Co. Ltd., Class A	19,186	12,300
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	19,338
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	1,352	13,279
China Tower Corp. Ltd., Class H, 144A	649,005	78,748
China United Network Communications Ltd., Class A	26,500	17,651
China Vanke Co. Ltd., Class A	9,000	12,539
China Vanke Co. Ltd., Class H	28,706	22,218
China Yangtze Power Co. Ltd., Class A	23,900	83,078
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	4,776
China Zheshang Bank Co. Ltd., Class A	5,070	1,956
Chongqing Brewery Co. Ltd., Class A	500	4,545
Chongqing Changan Automobile Co. Ltd., Class A	7,462	15,428
Chongqing Rural Commercial Bank Co. Ltd., Class A	13,400	8,330
Chongqing Taiji Industry Group Co. Ltd., Class A*	1,100	5,791
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,877	13,932
CITIC Ltd.	77,065	77,857
CITIC Securities Co. Ltd., Class A	9,610	28,404
CITIC Securities Co. Ltd., Class H	29,252	54,249
CMOC Group Ltd., Class A	15,700	13,399
CMOC Group Ltd., Class H	53,199	32,886
CNGR Advanced Material Co. Ltd., Class A	600	3,947
CNPC Capital Co. Ltd., Class A	7,300	6,281
Contemporary Amperex Technology Co. Ltd., Class A	4,173	94,684
COSCO SHIPPING Development Co. Ltd., Class A	14,000	4,779
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,500	6,693
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	15,107	14,298
COSCO SHIPPING Holdings Co. Ltd., Class A	11,530	16,800
COSCO SHIPPING Holdings Co. Ltd., Class H	44,940	48,444
Country Garden Holdings Co. Ltd.*	174,110	14,232
Country Garden Services Holdings Co. Ltd.	32,774	25,074
CRRC Corp. Ltd., Class A	20,700	18,326
CRRC Corp. Ltd., Class H	62,306	32,150
CSC Financial Co. Ltd., Class A	2,925	9,457
CSPC Pharmaceutical Group Ltd.	130,981	102,382
Daqin Railway Co. Ltd., Class A	13,600	14,079
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,152	3,803
Dong-E-E-Jiao Co. Ltd., Class A	200	1,612
Dongfang Electric Corp. Ltd., Class A	2,280	5,173
Dongfeng Motor Group Co. Ltd., Class H	36,130	15,459
Dongxing Securities Co. Ltd., Class A	600	707
East Buy Holding Ltd., 144A*	5,305	16,397
East Money Information Co. Ltd., Class A	11,674	22,744
Eastroc Beverage Group Co. Ltd., Class A	600	14,902
Ecovacs Robotics Co. Ltd., Class A	500	2,590
ENN Energy Holdings Ltd.	11,644	95,701
ENN Natural Gas Co. Ltd., Class A	2,300	5,978
Eoptolink Technology, Inc. Ltd., Class A	1,100	9,166
Eve Energy Co. Ltd., Class A	1,967	10,457
Everbright Securities Co. Ltd., Class A	4,800	11,250

Fangda Carbon New Material Co. Ltd., Class A*	3,834	2,623
FAW Jiefang Group Co. Ltd., Class A*	5,500	6,686
First Capital Securities Co. Ltd., Class A	900	716
Flat Glass Group Co. Ltd., Class A	700	2,116
Flat Glass Group Co. Ltd., Class H	6,437	11,905
Focus Media Information Technology Co. Ltd., Class A	11,720	10,246
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,151	23,421
Fosun International Ltd.	28,609	16,516
Founder Securities Co. Ltd., Class A	10,000	10,574
Foxconn Industrial Internet Co. Ltd., Class A	9,500	24,639
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	12,615
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,983	40,020
Ganfeng Lithium Group Co. Ltd., Class A	1,680	9,337
Ganfeng Lithium Group Co. Ltd., Class H, 144A	4,957	16,461
GD Power Development Co. Ltd., Class A	9,450	6,137
Genscript Biotech Corp.*	15,922	32,171
GF Securities Co. Ltd., Class A	6,300	12,396
GF Securities Co. Ltd., Class H	16,286	17,556
Giant Biogene Holding Co. Ltd., 144A*	4,148	18,967
Giant Network Group Co. Ltd., Class A	3,800	5,969
GigaDevice Semiconductor, Inc., Class A	641	6,517
Ginlong Technologies Co. Ltd., Class A	450	4,067
GoerTek, Inc., Class A	2,100	4,849
Goldwind Science & Technology Co. Ltd., Class A	1,138	1,206
Goneo Group Co. Ltd., Class A	1,000	14,154
Gotion High-tech Co. Ltd., Class A*	1,200	3,295
Great Wall Motor Co. Ltd., Class A	1,900	6,170
Great Wall Motor Co. Ltd., Class H	32,372	36,633
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,800	15,173
Guangdong Haid Group Co. Ltd., Class A	1,081	6,468
Guanghui Energy Co. Ltd., Class A	3,641	3,784
Guangzhou Automobile Group Co. Ltd., Class A	4,800	5,935
Guangzhou Automobile Group Co. Ltd., Class H	39,187	16,967
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,463
Guangzhou Haige Communications Group, Inc. Co., Class A	5,700	9,144
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,184
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	3,267
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	5,556
Guolian Securities Co. Ltd., Class A*	1,900	2,892
Guosen Securities Co. Ltd., Class A	6,400	7,655
Guotai Junan Securities Co. Ltd., Class A	6,100	12,773
Guoyuan Securities Co. Ltd., Class A	6,630	6,422
H World Group Ltd., ADR	2,804	102,514
Haidilao International Holding Ltd., 144A	23,403	42,863
Haier Smart Home Co. Ltd., Class A	6,000	20,057
Haier Smart Home Co. Ltd., Class H	35,592	108,647
Hainan Airlines Holding Co. Ltd., Class A*	49,900	9,902
Hainan Airport Infrastructure Co. Ltd., Class A*	22,500	11,708
Haitian International Holdings Ltd.	9,936	25,178
Haitong Securities Co. Ltd., Class A	7,800	9,893
Haitong Securities Co. Ltd., Class H	37,734	18,748
Hangzhou First Applied Material Co. Ltd., Class A	1,143	4,412
Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,100	4,274
Hangzhou Robam Appliances Co. Ltd., Class A	200	694
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	3,770
Hangzhou Tigermed Consulting Co. Ltd., Class A	174	1,088
Hansoh Pharmaceutical Group Co. Ltd., 144A	17,799	31,372
Heilongjiang Agriculture Co. Ltd., Class A	3,400	5,864
Henan Shenhuo Coal & Power Co. Ltd., Class A	621	1,592
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	9,358
Hengan International Group Co. Ltd.	8,872	27,422
Hengli Petrochemical Co. Ltd., Class A*	4,210	7,437
Hengtong Optic-electric Co. Ltd., Class A	1,900	3,227
Hengyi Petrochemical Co. Ltd., Class A*	1,366	1,312
Hesteel Co. Ltd., Class A	2,700	817
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	9,510
Hongfa Technology Co. Ltd., Class A	700	2,419
Hoshine Silicon Industry Co. Ltd., Class A	500	3,677
Hua Hong Semiconductor Ltd., 144A*	8,797	18,876
Huadian Power International Corp. Ltd., Class A	7,800	6,700
Huadong Medicine Co. Ltd., Class A	1,900	8,880
Huafon Chemical Co. Ltd., Class A	2,500	2,366
Huaibei Mining Holdings Co. Ltd., Class A	2,600	6,837

Hualan Biological Engineering, Inc., Class A	2,573	7,044
Huaneng Power International, Inc., Class A*	7,900	9,669
Huaneng Power International, Inc., Class H*	56,260	31,617
Huatai Securities Co. Ltd., Class A	5,800	11,702
Huatai Securities Co. Ltd., Class H, 144A	22,639	26,775
Huaxia Bank Co. Ltd., Class A	14,100	12,405
Huayu Automotive Systems Co. Ltd., Class A	2,800	6,788
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	5,695
Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,579
Hunan Valin Steel Co. Ltd., Class A	4,600	3,632
Hundsun Technologies, Inc., Class A	1,689	5,723
Hygeia Healthcare Holdings Co. Ltd., 144A	4,609	17,336
Hygon Information Technology Co. Ltd., Class A	1,696	20,033
IEIT Systems Co. Ltd., Class A	1,585	8,224
Iflytek Co. Ltd., Class A	2,050	14,050
Imeik Technology Development Co. Ltd., Class A	200	9,075
Industrial & Commercial Bank of China Ltd., Class A	66,500	49,185
Industrial & Commercial Bank of China Ltd., Class H	912,822	471,014
Industrial Bank Co. Ltd., Class A	21,959	50,735
Industrial Securities Co. Ltd., Class A	6,700	5,402
Ingenic Semiconductor Co. Ltd., Class A	600	5,458
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	10,642
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	2,900	6,676
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	5,182
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,400	21,244
Inner Mongolia Yitai Coal Co. Ltd., Class B	15,100	30,442
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,700	3,946
Innovent Biologics, Inc., 144A*	16,790	90,818
iQIYI, Inc., ADR*	6,276	23,158
Isoftstone Information Technology Group Co. Ltd., Class A*	1,700	10,726
JA Solar Technology Co. Ltd., Class A	2,744	7,139
Jason Furniture Hangzhou Co. Ltd., Class A	166	865
JCET Group Co. Ltd., Class A	1,800	6,534
JD Health International, Inc., 144A*	15,510	59,033
JD Logistics, Inc., 144A*	27,599	27,389
JD.com, Inc., Class A	32,688	371,782
Jiangsu Eastern Shenghong Co. Ltd., Class A	9,400	13,696
Jiangsu Expressway Co. Ltd., Class H	20,078	20,643
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	10,501
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,778	46,022
Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	5,797
Jiangsu Pacific Quartz Co. Ltd., Class A	400	4,437
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	4,400	6,356
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	16,818
Jiangsu Yoke Technology Co. Ltd., Class A	500	3,500
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	5,449
Jiangxi Copper Co. Ltd., Class A	3,000	8,155
Jiangxi Copper Co. Ltd., Class H	16,826	25,058
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	2,463
Jinko Solar Co. Ltd., Class A	6,840	8,381
JiuGui Liquor Co. Ltd., Class A	300	2,546
Jizhong Energy Resources Co. Ltd., Class A	5,500	6,205
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,191
Jointown Pharmaceutical Group Co. Ltd., Class A	1,043	1,178
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	980	3,442
Kangmei Pharmaceutical Co. Ltd., Class A*	606	158
Kanzhun Ltd., ADR	3,145	49,219
KE Holdings, Inc., ADR	9,111	123,818
Keda Industrial Group Co. Ltd., Class A	2,200	3,670
Kingdee International Software Group Co. Ltd.*	40,739	44,020
Kingsoft Corp. Ltd.	13,132	36,648
Kuaishou Technology, 144A*	32,477	184,587
Kuang-Chi Technologies Co. Ltd., Class A*	1,600	3,293
Kunlun Tech Co. Ltd., Class A*	1,200	6,722
Kweichow Moutai Co. Ltd., Class A	1,114	262,021

LB Group Co. Ltd., Class A	2,300	5,994
Lenovo Group Ltd.	111,932	123,948
Lens Technology Co. Ltd., Class A	3,700	6,213
Lepu Medical Technology Beijing Co. Ltd., Class A	1,020	2,136
Li Auto, Inc., Class A*	16,416	371,742
Li Ning Co. Ltd.	34,401	85,766
Lingyi iTech Guangdong Co., Class A	6,890	5,249
Longfor Group Holdings Ltd., 144A	25,221	31,826
LONGi Green Energy Technology Co. Ltd., Class A	6,254	18,433
Luxshare Precision Industry Co. Ltd., Class A	6,670	25,527
Luzhou Laojiao Co. Ltd., Class A	1,200	29,266
Mango Excellent Media Co. Ltd., Class A	1,803	6,200
Maxscend Microelectronics Co. Ltd., Class A	448	6,683
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	2,871
Meituan, Class B, 144A*	72,435	738,274
Metallurgical Corp. of China Ltd., Class A	21,700	10,027
Midea Group Co. Ltd., Class A	2,900	25,204
Ming Yang Smart Energy Group Ltd., Class A	1,200	1,698
MINISO Group Holding Ltd.	5,417	25,219
Montage Technology Co. Ltd., Class A	489	3,542
Muyuan Foods Co. Ltd., Class A	5,164	27,581
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,600	5,181
NARI Technology Co. Ltd., Class A	6,364	20,470
National Silicon Industry Group Co. Ltd., Class A*	3,759	8,038
NAURA Technology Group Co. Ltd., Class A	336	13,244
NetEase, Inc.	27,324	614,917
New China Life Insurance Co. Ltd., Class A	2,100	9,558
New China Life Insurance Co. Ltd., Class H	11,602	22,346
New Hope Liuhe Co. Ltd., Class A*	4,300	5,287
New Oriental Education & Technology Group, Inc.*	20,547	194,855
Ninestar Corp., Class A	1,200	3,902
Ningbo Deye Technology Co. Ltd., Class A	360	4,181
Ningbo Joyson Electronic Corp., Class A	1,500	3,470
Ningbo Orient Wires & Cables Co. Ltd., Class A	600	3,229
Ningbo Shanshan Co. Ltd., Class A	2,000	3,175
Ningbo Tuopu Group Co. Ltd., Class A	900	7,333
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	12,714
NIO, Inc., ADR*(a)	19,264	110,768
Nongfu Spring Co. Ltd., Class H, 144A	27,240	154,474
Offshore Oil Engineering Co. Ltd., Class A	4,600	3,951
Oppein Home Group, Inc., Class A	460	4,435
Orient Securities Co. Ltd., Class A	4,438	5,426
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	2,922
People.cn Co. Ltd., Class A	1,300	4,788
People’s Insurance Co. Group of China Ltd., Class A	6,700	4,881
People’s Insurance Co. Group of China Ltd., Class H	114,747	38,251
Perfect World Co. Ltd., Class A	2,250	3,659
PetroChina Co. Ltd., Class A	13,632	16,722
PetroChina Co. Ltd., Class H	309,081	243,570
Pharmaron Beijing Co. Ltd., Class A	1,575	5,103
PICC Property & Casualty Co. Ltd., Class H	102,608	140,489
Ping An Bank Co. Ltd., Class A	17,900	26,305
Ping An Insurance Group Co. of China Ltd., Class A	11,000	65,483
Ping An Insurance Group Co. of China Ltd., Class H	94,950	425,665
Piotech, Inc., Class A	381	11,288
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	13,422
Pop Mart International Group Ltd., 144A	7,396	18,496
Postal Savings Bank of China Co. Ltd., Class A	23,800	16,018
Postal Savings Bank of China Co. Ltd., Class H, 144A	106,551	56,205
Power Construction Corp. of China Ltd., Class A	12,201	8,652
Qifu Technology, Inc., ADR	1,697	26,219
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,400	9,861
Rongsheng Petrochemical Co. Ltd., Class A	8,875	12,636
SAIC Motor Corp. Ltd., Class A	7,300	15,154
Sailun Group Co. Ltd., Class A	2,700	5,395
Sanan Optoelectronics Co. Ltd., Class A	5,600	9,667
Sangfor Technologies, Inc., Class A*	375	3,299
Sany Heavy Equipment International Holdings Co. Ltd.	14,851	11,533
Sany Heavy Industry Co. Ltd., Class A	6,000	11,606
Satellite Chemical Co. Ltd., Class A*	3,917	9,017
SDIC Capital Co. Ltd., Class A	10,700	10,245
SDIC Power Holdings Co. Ltd., Class A	6,900	13,797

Seazen Holdings Co. Ltd., Class A*	2,200	3,178
Seres Group Co. Ltd., Class A*	1,200	15,308
SF Holding Co. Ltd., Class A	4,267	22,708
SG Micro Corp., Class A	197	1,934
Shaanxi Coal Industry Co. Ltd., Class A	7,100	25,419
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,750	5,266
Shandong Gold Mining Co. Ltd., Class A	4,436	13,352
Shandong Gold Mining Co. Ltd., Class H, 144A	7,838	12,453
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	5,953
Shandong Linglong Tyre Co. Ltd., Class A	1,400	4,305
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	2,925
Shandong Sun Paper Industry JSC Ltd., Class A	3,800	7,504
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	35,126	22,836
Shanghai Aiko Solar Energy Co. Ltd., Class A	1,820	3,821
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	2,735
Shanghai Baosight Software Co. Ltd., Class A	837	5,436
Shanghai Baosight Software Co. Ltd., Class B	8,580	19,305
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	225	8,782
Shanghai Construction Group Co. Ltd., Class A	17,700	6,018
Shanghai Electric Group Co. Ltd., Class A*	16,200	9,532
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	5,798
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,671	12,065
Shanghai International Airport Co. Ltd., Class A*	900	4,394
Shanghai International Port Group Co. Ltd., Class A	11,400	8,590
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	4,436
Shanghai Junshi Biosciences Co. Ltd., Class A*	514	2,240
Shanghai M&G Stationery, Inc., Class A	275	1,359
Shanghai Moons’ Electric Co. Ltd., Class A	700	5,615
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,044
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	12,618	20,306
Shanghai Pudong Development Bank Co. Ltd., Class A	29,200	28,971
Shanghai Putailai New Energy Technology Co. Ltd., Class A	942	2,452
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,595
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,000	8,055
Shanghai United Imaging Healthcare Co. Ltd., Class A	658	12,993
Shanxi Coal International Energy Group Co. Ltd., Class A	2,500	6,380
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	5,884
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,000	10,757
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	4,474
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	3,103
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,380	44,630
Shede Spirits Co. Ltd., Class A	400	4,513
Shengyi Technology Co. Ltd., Class A	2,455	5,842
Shennan Circuits Co. Ltd., Class A	658	6,410
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	13,346
Shenzhen Capchem Technology Co. Ltd., Class A	540	3,048
Shenzhen Energy Group Co. Ltd., Class A	6,260	5,725
Shenzhen Inovance Technology Co. Ltd., Class A	1,937	16,990
Shenzhen Kaifa Technology Co. Ltd., Class A	2,700	5,350
Shenzhen Kangtai Biological Products Co. Ltd., Class A	752	2,533
Shenzhen Kedali Industry Co. Ltd., Class A	300	3,036
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,370	54,976
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	3,529
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	3,185	1,357
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	810
Shenzhen SC New Energy Technology Corp., Class A	300	2,696
Shenzhen SED Industry Co. Ltd., Class A	2,100	5,761

Shenzhen Transsion Holdings Co. Ltd., Class A	422	9,293
Shenzhou International Group Holdings Ltd.	11,567	95,364
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	5,062
Sichuan Chuantou Energy Co. Ltd., Class A	2,200	4,781
Sichuan Hebang Biotechnology Co. Ltd., Class A	11,600	3,960
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,524
Sichuan Road & Bridge Group Co. Ltd., Class A	6,860	7,768
Sichuan Swellfun Co. Ltd., Class A	500	3,484
Sieyuan Electric Co. Ltd., Class A	1,000	7,946
Silergy Corp.	4,765	62,861
Sinoma Science & Technology Co. Ltd., Class A	1,000	2,172
Sinomine Resource Group Co. Ltd., Class A	700	3,645
Sinopharm Group Co. Ltd., Class H	19,542	54,786
Sinotruk Hong Kong Ltd.	10,793	28,535
Skshu Paint Co. Ltd., Class A*	588	3,158
Smoore International Holdings Ltd., 144A	23,681	16,544
Songcheng Performance Development Co. Ltd., Class A	2,520	3,777
SooChow Securities Co. Ltd., Class A	1,352	1,370
Spring Airlines Co. Ltd., Class A*	1,200	9,553
StarPower Semiconductor Ltd., Class A	200	4,206
Sungrow Power Supply Co. Ltd., Class A	1,140	13,796
Sunny Optical Technology Group Co. Ltd.	10,135	65,759
Sunwoda Electronic Co. Ltd., Class A	1,800	3,552
SUPCON Technology Co. Ltd., Class A	582	3,713
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	1,865
Suzhou Maxwell Technologies Co. Ltd., Class A	256	4,318
TAL Education Group, ADR*	6,082	89,588
TBEA Co. Ltd., Class A	4,030	8,327
TCL Technology Group Corp., Class A*	14,080	8,851
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,045	7,589
Tencent Holdings Ltd.	93,657	3,315,885
Tencent Music Entertainment Group, ADR*	11,210	117,369
Thunder Software Technology Co. Ltd., Class A	400	3,367
Tianma Microelectronics Co. Ltd., Class A*	1,000	1,271
Tianqi Lithium Corp., Class A	1,200	8,930
Tianshan Aluminum Group Co. Ltd., Class A	774	609
Tingyi Cayman Islands Holding Corp.	28,665	31,962
Tongcheng Travel Holdings Ltd.*	17,013	42,937
TongFu Microelectronics Co. Ltd., Class A	2,100	6,469
Tongkun Group Co. Ltd., Class A*	2,000	3,774
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,183
Tongwei Co. Ltd., Class A	4,100	15,077
Topchoice Medical Corp., Class A*	255	2,327
Topsports International Holdings Ltd., 144A	27,577	18,738
TravelSky Technology Ltd., Class H	12,348	14,793
Trina Solar Co. Ltd., Class A	2,056	7,147
Trip.Com Group Ltd.*	7,844	357,461
Tsingtao Brewery Co. Ltd., Class A	500	5,567
Tsingtao Brewery Co. Ltd., Class H	8,645	55,484
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	929	9,229
Unisplendour Corp. Ltd., Class A*	3,254	9,979
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	755	4,254
Vipshop Holdings Ltd., ADR*	5,250	101,062
Walvax Biotechnology Co. Ltd., Class A	1,300	3,319
Wanhua Chemical Group Co. Ltd., Class A	2,789	30,787
Weichai Power Co. Ltd., Class A	5,900	13,820
Weichai Power Co. Ltd., Class H	26,875	52,861
Weihai Guangwei Composites Co. Ltd., Class A	800	3,035
Wens Foodstuffs Group Co. Ltd., Class A	4,716	12,552
Western Securities Co. Ltd., Class A	900	995
Western Superconducting Technologies Co. Ltd., Class A	789	4,382
Will Semiconductor Co. Ltd., Class A	791	10,537
Wingtech Technology Co. Ltd., Class A*	1,014	5,368
Wuchan Zhongda Group Co. Ltd., Class A	4,500	2,872
Wuhan Guide Infrared Co. Ltd., Class A	4,764	4,171
Wuliangye Yibin Co. Ltd., Class A	3,307	65,278
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	8,059
WuXi AppTec Co. Ltd., Class A	1,911	14,447
WuXi AppTec Co. Ltd., Class H, 144A	5,662	35,218
Wuxi Biologics Cayman, Inc., 144A*	53,130	129,203
XCMG Construction Machinery Co. Ltd., Class A	8,400	6,912
Xiamen C & D, Inc., Class A	3,500	5,056
Xiamen Faratronic Co. Ltd., Class A	300	4,341
Xiamen Tungsten Co. Ltd., Class A	1,800	4,191

Xiaomi Corp., Class B, 144A*	219,492	370,609
Xinjiang Daqo New Energy Co. Ltd., Class A	1,891	7,665
Xinyi Solar Holdings Ltd.	62,971	38,284
XPeng, Inc., Class A*	15,488	71,016
Yadea Group Holdings Ltd., 144A	17,563	27,546
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	700	3,861
Yankuang Energy Group Co. Ltd., Class A	3,300	11,851
Yankuang Energy Group Co. Ltd., Class H	34,843	80,460
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,610
Yealink Network Technology Corp. Ltd., Class A	1,260	5,130
Yifeng Pharmacy Chain Co. Ltd., Class A	1,022	5,585
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	4,039
Yintai Gold Co. Ltd., Class A	2,400	4,989
YongXing Special Materials Technology Co. Ltd., Class A	520	3,982
Yonyou Network Technology Co. Ltd., Class A	2,697	4,742
Youngor Fashion Co. Ltd., Class A	7,500	7,649
YTO Express Group Co. Ltd., Class A	2,500	4,423
Yum China Holdings, Inc.	5,764	247,218
Yunda Holding Co. Ltd., Class A	3,160	3,162
Yunnan Aluminium Co. Ltd., Class A	3,800	6,117
Yunnan Baiyao Group Co. Ltd., Class A	1,400	9,681
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	200	1,819
Yunnan Energy New Material Co. Ltd., Class A	760	4,840
Yunnan Yuntianhua Co. Ltd., Class A	1,500	3,797
Zai Lab Ltd.*	12,000	26,117
Zangge Mining Co. Ltd., Class A	1,300	5,284
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	15,472
Zhaojin Mining Industry Co. Ltd., Class H	20,201	21,028
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	5,618
Zhejiang China Commodities City Group Co. Ltd., Class A	5,400	6,160
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	6,568
Zhejiang Dahua Technology Co. Ltd., Class A	3,932	10,100
Zhejiang Expressway Co. Ltd., Class H	29,115	22,237
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,000	3,866
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,627	6,254
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	5,648
Zhejiang Juhua Co. Ltd., Class A	2,100	5,948
Zhejiang Leapmotor Technology Co. Ltd., 144A*	6,677	23,367
Zhejiang NHU Co. Ltd., Class A	1,483	3,704
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,800	6,224
Zhejiang Supor Co. Ltd., Class A	68	522
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	3,726
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,900	4,153
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	13,100	9,780
Zheshang Securities Co. Ltd., Class A	2,100	2,984
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	10,403	16,476
Zhongji Innolight Co. Ltd., Class A	700	15,072
Zhongjin Gold Corp. Ltd., Class A	3,700	5,350
Zhongsheng Group Holdings Ltd.	13,019	23,878
Zhongtai Securities Co. Ltd., Class A	4,000	3,858
Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	4,156
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,223	21,218
Zijin Mining Group Co. Ltd., Class A	22,800	41,478
Zijin Mining Group Co. Ltd., Class H	77,611	125,494
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	7,744
ZTE Corp., Class A	3,200	13,259
ZTE Corp., Class H	11,485	25,905
ZTO Express Cayman, Inc., ADR	6,073	116,541

(Cost $25,584,308)		22,973,704

Colombia - 0.1%
Bancolombia SA	3,936	33,032
Interconexion Electrica SA ESP	6,175	26,305

(Cost $61,807)		59,337

Cyprus - 0.0%
TCS Group Holding PLC, GDR*(b)
(Cost $93,983)	1,702	0

Czech Republic - 0.1%
CEZ AS	2,281	77,930
Komercni Banka AS	1,207	42,009
Moneta Money Bank AS, 144A	5,340	23,460

(Cost $111,311)		143,399

Egypt - 0.1%
Commercial International Bank - Egypt (CIB)	35,125	83,095
Eastern Co. SAE	17,485	20,467
EFG Holding S.A.E.*	16,627	10,122

(Cost $88,301)		113,684

Greece - 0.5%
Alpha Services and Holdings SA*	32,955	61,868
Eurobank Ergasias Services and Holdings SA*	36,781	75,988
Hellenic Telecommunications Organization SA	2,974	44,872
JUMBO SA	1,591	46,497
Motor Oil Hellas Corinth Refineries SA	909	25,936
Mytilineos SA	1,469	57,157
National Bank of Greece SA*	11,269	88,228
OPAP SA	2,852	52,001
Piraeus Financial Holdings SA*	10,770	47,376
Public Power Corp. SA*	2,779	36,223

(Cost $353,405)		536,146

Hong Kong - 1.2%
Alibaba Health Information Technology Ltd.*	79,081	34,745
Beijing Enterprises Holdings Ltd.	5,627	21,201
Beijing Enterprises Water Group Ltd.	49,069	11,532
Bosideng International Holdings Ltd.	56,072	28,288
Brilliance China Automotive Holdings Ltd.	39,697	23,069
C&D International Investment Group Ltd.	9,149	14,887
China Gas Holdings Ltd.	33,697	30,859
China Medical System Holdings Ltd.	18,965	31,150
China Merchants Port Holdings Co. Ltd.	19,294	23,928
China Overseas Land & Investment Ltd.	56,853	84,523
China Overseas Property Holdings Ltd.	18,814	15,908
China Power International Development Ltd.	71,798	29,070
China Resources Beer Holdings Co. Ltd.	23,651	102,555
China Resources Gas Group Ltd.	12,361	37,417
China Resources Land Ltd.	43,672	134,427
China Resources Power Holdings Co. Ltd.	27,894	60,209
China Ruyi Holdings Ltd.*	86,138	16,943
China State Construction International Holdings Ltd.	26,516	29,566
China Taiping Insurance Holdings Co. Ltd.	21,417	18,683
Chow Tai Fook Jewellery Group Ltd.	26,715	39,990
COSCO SHIPPING Ports Ltd.	27,086	16,156
Far East Horizon Ltd.	21,048	16,909
GCL Technology Holdings Ltd.	278,189	38,729
Geely Automobile Holdings Ltd.	89,301	97,633
Guangdong Investment Ltd.	41,419	24,652
Kingboard Holdings Ltd.	9,057	17,791
Kunlun Energy Co. Ltd.	53,015	45,299
Orient Overseas International Ltd.	1,812	28,165
Sino Biopharmaceutical Ltd.	142,653	57,028
Vinda International Holdings Ltd.	5,643	16,757
Want Want China Holdings Ltd.	61,725	34,057
Yuexiu Property Co. Ltd.	21,842	14,590

(Cost $1,471,618)		1,196,716

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	6,020	47,898
OTP Bank Nyrt	3,405	163,254
Richter Gedeon Nyrt	2,094	55,747

(Cost $178,886)		266,899

India - 17.8%
ABB India Ltd.	687	45,114
Adani Enterprises Ltd.	2,595	102,822
Adani Green Energy Ltd.*	4,396	100,470
Adani Ports & Special Economic Zone Ltd.	7,959	126,753
Adani Power Ltd.*	10,916	72,401
Ambuja Cements Ltd.	8,728	63,779
APL Apollo Tubes Ltd.	2,061	38,466
Apollo Hospitals Enterprise Ltd.	1,455	107,070
Ashok Leyland Ltd.	21,214	43,469
Asian Paints Ltd.	5,289	180,001
Astral Ltd.	1,677	41,848
AU Small Finance Bank Ltd., 144A	1,978	13,594
Aurobindo Pharma Ltd.	4,102	50,862
Avenue Supermarts Ltd., 144A*	2,281	107,808
Axis Bank Ltd.	31,712	411,181
Bajaj Auto Ltd.	1,010	96,343
Bajaj Finance Ltd.	3,916	306,765
Bajaj Finserv Ltd.	5,521	106,124
Bajaj Holdings & Investment Ltd.	388	42,815
Balkrishna Industries Ltd.	1,194	32,097
Bandhan Bank Ltd., 144A	8,893	20,979
Bank of Baroda	13,872	44,410
Berger Paints India Ltd.	3,690	27,000
Bharat Electronics Ltd.	51,361	127,046
Bharat Forge Ltd.	3,638	50,501
Bharat Heavy Electricals Ltd.	14,517	39,839
Bharat Petroleum Corp. Ltd.	11,256	81,973
Bharti Airtel Ltd.	31,315	424,256
Britannia Industries Ltd.	1,546	92,578
CG Power & Industrial Solutions Ltd.	8,912	47,641
Cholamandalam Investment and Finance Co. Ltd.	6,154	80,840
Cipla Ltd.	7,620	136,044
Coal India Ltd.	22,659	119,339
Colgate-Palmolive India Ltd.	1,784	54,365
Container Corp. Of India Ltd.	3,859	45,489
Cummins India Ltd.	1,961	64,770
Dabur India Ltd.	8,682	56,349
Divi’s Laboratories Ltd.	1,689	71,067
DLF Ltd.	10,361	112,612

Dr. Reddy’s Laboratories Ltd.	1,623	125,748
Eicher Motors Ltd.	2,037	93,168
GAIL India Ltd.	32,547	71,538
GMR Airports Infrastructure Ltd.*	33,553	33,991
Godrej Consumer Products Ltd.	6,031	91,480
Godrej Properties Ltd.*	2,003	57,929
Grasim Industries Ltd.	3,672	97,048
Havells India Ltd.	3,491	64,474
HCL Technologies Ltd.	13,183	264,538
HDFC Asset Management Co. Ltd., 144A	1,270	57,483
HDFC Bank Ltd.	39,817	673,923
HDFC Life Insurance Co. Ltd., 144A	14,046	98,591
Hero MotoCorp Ltd.	1,667	88,993
Hindalco Industries Ltd.	18,738	113,864
Hindustan Aeronautics Ltd.	2,723	101,281
Hindustan Petroleum Corp. Ltd.	8,217	50,481
Hindustan Unilever Ltd.	11,435	332,681
ICICI Bank Ltd.	73,862	937,302
ICICI Lombard General Insurance Co. Ltd., 144A	3,520	72,668
ICICI Prudential Life Insurance Co. Ltd., 144A	4,785	30,739
IDFC First Bank Ltd.*	49,229	48,121
Indian Hotels Co. Ltd.	11,402	80,678
Indian Oil Corp. Ltd.	44,575	88,998
Indian Railway Catering & Tourism Corp. Ltd.	3,301	36,921
Indraprastha Gas Ltd.	4,455	22,888
IndusInd Bank Ltd.	3,737	66,473
Info Edge India Ltd.	1,089	69,185
Infosys Ltd.	47,192	952,704
InterGlobe Aviation Ltd., 144A*	2,023	76,985
ITC Ltd.	41,364	202,689
Jindal Steel & Power Ltd.	5,458	51,097
Jio Financial Services Ltd.*	43,937	164,268
JSW Steel Ltd.	8,313	80,216
Jubilant Foodworks Ltd.	5,877	32,881
Kotak Mahindra Bank Ltd.	15,740	320,708
Larsen & Toubro Ltd.	9,498	398,351
LTIMindtree Ltd., 144A	1,263	80,744
Lupin Ltd.	3,164	61,858
Macrotech Developers Ltd., 144A	3,674	51,632
Mahindra & Mahindra Ltd.	13,314	310,289
Marico Ltd.	6,997	44,100
Maruti Suzuki India Ltd.	2,004	272,828
Max Healthcare Institute Ltd.	11,229	107,440
Mphasis Ltd.	917	28,946
MRF Ltd.	33	58,139
Muthoot Finance Ltd.	1,737	27,312
Nestle India Ltd.	4,682	146,599
NMDC Ltd.	14,255	38,837
NTPC Ltd.	60,966	246,757
Oil & Natural Gas Corp. Ltd.	44,890	143,252
One 97 Communications Ltd.*	2,925	14,227
Page Industries Ltd.	92	38,068
Persistent Systems Ltd.	673	70,049
Petronet LNG Ltd.	11,532	38,031
PI Industries Ltd.	1,118	49,521
Pidilite Industries Ltd.	2,259	74,541
Polycab India Ltd.	546	31,278
Power Finance Corp. Ltd.	19,750	95,444
Power Grid Corp. of India Ltd.	65,991	225,113
Punjab National Bank	30,605	44,976
REC Ltd.	19,143	102,057
Reliance Industries Ltd.	43,178	1,521,401
Samvardhana Motherson International Ltd.	33,262	47,817
SBI Cards & Payment Services Ltd.	4,022	34,908
SBI Life Insurance Co. Ltd., 144A	6,008	112,496
Shree Cement Ltd.	127	39,064
Shriram Finance Ltd.	3,780	111,171
Siemens Ltd.	1,278	72,122
Sona Blw Precision Forgings Ltd., 144A	5,785	48,095
SRF Ltd.	2,100	60,522
State Bank of India	25,723	232,082
Sun Pharmaceutical Industries Ltd.	13,530	257,485
Supreme Industries Ltd.	939	47,004
Suzlon Energy Ltd.*	119,584	65,261
Tata Communications Ltd.	1,437	33,330
Tata Consultancy Services Ltd.	12,811	632,715
Tata Consumer Products Ltd.	7,945	114,030
Tata Elxsi Ltd.	509	47,950
Tata Motors Ltd.	23,737	272,020
Tata Motors Ltd., Class A	6,026	45,949
Tata Power Co. Ltd.	21,632	96,986
Tata Steel Ltd.	106,147	180,312
Tech Mahindra Ltd.	7,697	118,250
Titan Co. Ltd.	5,101	222,973
Torrent Pharmaceuticals Ltd.	1,472	47,331
Trent Ltd.	2,652	124,156
Tube Investments of India Ltd.	1,508	63,448
TVS Motor Co. Ltd.*	3,541	91,356
UltraTech Cement Ltd.	1,653	197,213
Union Bank of India Ltd.	20,603	36,353
United Spirits Ltd.	4,325	60,812
UPL Ltd.	7,127	40,373
Varun Beverages Ltd.	6,416	108,989
Vedanta Ltd.	13,030	42,123
Wipro Ltd.	19,192	120,036
Yes Bank Ltd.*	176,395	52,015
Zomato Ltd.*	84,741	169,091

(Cost $11,556,213)		17,907,240

Indonesia - 1.9%
Amman Mineral Internasional PT*	82,686	44,724
Aneka Tambang Tbk	123,699	11,492
GoTo Gojek Tokopedia Tbk PT*	12,254,063	55,364
PT Adaro Energy Indonesia Tbk	215,169	33,134
PT Astra International Tbk	290,683	96,648
PT Bank Central Asia Tbk	784,225	492,792
PT Bank Mandiri Persero Tbk	530,543	236,322
PT Bank Negara Indonesia Persero Tbk	199,140	76,032
PT Bank Rakyat Indonesia Persero Tbk	945,176	368,387
PT Barito Pacific Tbk	461,647	28,642
PT Charoen Pokphand Indonesia Tbk	112,194	34,554
PT Indah Kiat Pulp & Paper Tbk	39,146	21,734
PT Indofood CBP Sukses Makmur Tbk	35,666	26,213
PT Indofood Sukses Makmur Tbk	58,091	24,489
PT Kalbe Farma Tbk	325,803	30,891
PT Merdeka Copper Gold Tbk*	172,625	24,825
PT Sarana Menara Nusantara Tbk	328,423	19,227
PT Semen Indonesia Persero Tbk	53,091	20,608
PT Sumber Alfaria Trijaya Tbk	240,462	42,079
PT Telkom Indonesia Persero Tbk	678,249	172,637
PT Unilever Indonesia Tbk	113,695	19,751
PT United Tractors Tbk	19,610	29,356

(Cost $1,593,955)		1,909,901

Ireland - 1.0%
PDD Holdings, Inc., ADR*
(Cost $649,444)	8,490	1,057,345

Kazakhstan - 0.0%
Polymetal International PLC*(b)
(Cost $79,914)	4,894	0

Kuwait - 0.8%
Agility Public Warehousing Co. KSC*	22,473	43,887
Boubyan Bank KSCP	19,881	41,539
Gulf Bank KSCP	30,257	29,003
Kuwait Finance House KSCP	120,523	317,217
Mabanee Co KPSC	8,493	22,574
Mobile Telecommunications Co. KSCP	29,235	47,783
National Bank of Kuwait SAKP	104,600	333,089

(Cost $658,187)		835,092

Luxembourg - 0.0%
Reinet Investments SCA
(Cost $39,762)	2,076	52,391

Malaysia - 1.4%
AMMB Holdings Bhd	25,746	23,546
Axiata Group Bhd	40,099	23,491
Celcomdigi Bhd	43,560	39,930
CIMB Group Holdings Bhd	92,735	126,239
Gamuda Bhd	24,241	27,022
Genting Bhd	31,267	31,428
Genting Malaysia Bhd	34,645	20,953
Hong Leong Bank Bhd	9,941	41,310
IHH Healthcare Bhd	32,735	42,423
Inari Amertron Bhd	38,500	25,718
IOI Corp. Bhd	38,694	32,452
Kuala Lumpur Kepong Bhd	6,142	28,992
Malayan Banking Bhd	74,318	149,247
Malaysia Airports Holdings Bhd	9,963	17,803
Maxis Bhd	37,096	29,080
MISC Bhd	19,500	31,230
MR DIY Group M Bhd, 144A	59,000	19,395
Nestle Malaysia Bhd	883	23,240
Petronas Chemicals Group Bhd	39,524	58,301
Petronas Dagangan Bhd	3,504	16,865
Petronas Gas Bhd	10,990	41,547
PPB Group Bhd	9,962	32,706
Press Metal Aluminium Holdings Bhd	52,550	51,825
Public Bank Bhd	210,510	195,184
QL Resources Bhd	17,100	20,936
RHB Bank Bhd	21,344	25,187
Sime Darby Bhd	34,123	19,486
Sime Darby Plantation Bhd	29,323	26,756
Telekom Malaysia Bhd	16,645	21,221
Tenaga Nasional Bhd	39,205	93,025
YTL Corp. Bhd	46,000	25,881
YTL Power International Bhd	34,000	28,300

(Cost $1,474,911)		1,390,719

Mexico - 2.6%
Alfa SAB de CV, Class A	45,356	33,822
America Movil SAB de CV, Series B	259,882	243,350
Arca Continental SAB de CV	6,799	73,243
Banco del Bajio SA, 144A	11,374	42,328
Cemex SAB de CV, Series CPO*	220,111	168,271
Coca-Cola Femsa SAB de CV	7,441	72,628
Fibra Uno Administracion SA de CV REIT	44,303	80,058
Fomento Economico Mexicano SAB de CV	26,856	335,348
Gruma SAB de CV, Class B	2,873	51,163
Grupo Aeroportuario del Centro Norte SAB de CV	3,655	31,680
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,396	79,676
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,853	83,709
Grupo Bimbo SAB de CV, Series A	19,511	81,619
Grupo Carso SAB de CV, Series A1	8,093	70,017
Grupo Financiero Banorte SAB de CV, Class O	36,584	378,241
Grupo Financiero Inbursa SAB de CV, Class O*	27,367	83,028
Grupo Mexico SAB de CV, Series B	43,981	213,502
Industrias Penoles SAB de CV*	2,863	35,876
Kimberly-Clark de Mexico SAB de CV, Class A	20,267	45,042

Operadora De Sites Mexicanos SAB de CV, Class A-1	20,157	23,428
Orbia Advance Corp. SAB de CV	12,535	23,181
Prologis Property Mexico SA de CV REIT	8,629	38,785
Promotora y Operadora de Infraestructura SAB de CV	2,437	25,328
Wal-Mart de Mexico SAB de CV	74,223	297,210

(Cost $2,013,276)		2,610,533

Netherlands - 0.0%
NEPI Rockcastle NV*
(Cost $88,937)	7,482	53,384

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	3,371	50,902
Credicorp Ltd.	918	156,868

(Cost $184,725)		207,770

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	25,450	23,994
Ayala Corp.	3,874	46,724
Ayala Land, Inc.	97,624	60,782
Bank of the Philippine Islands	28,976	64,483
BDO Unibank, Inc.	34,550	94,035
International Container Terminal Services, Inc.	14,401	74,035
JG Summit Holdings, Inc.	40,134	29,271
Jollibee Foods Corp.	6,853	33,378
Manila Electric Co.	3,560	24,698
Metropolitan Bank & Trust Co.	24,502	27,023
PLDT, Inc.	1,206	28,168
SM Investments Corp.	3,423	57,238
SM Prime Holdings, Inc.	147,491	82,909
Universal Robina Corp.	12,494	26,004

(Cost $697,081)		672,742

Poland - 0.9%
Allegro.eu SA, 144A*	6,992	56,462
Bank Polska Kasa Opieki SA	2,450	106,146
Budimex SA	195	35,649
CD Projekt SA	1,025	28,159
Dino Polska SA, 144A*	713	82,976
KGHM Polska Miedz SA	2,037	54,992
LPP SA	15	67,391
mBank SA*	191	33,244
ORLEN SA	8,063	125,152
PGE Polska Grupa Energetyczna SA*	12,569	25,093
Powszechna Kasa Oszczednosci Bank Polski SA	11,866	165,104
Powszechny Zaklad Ubezpieczen SA	8,136	100,062
Santander Bank Polska SA	494	67,980

(Cost $819,771)		948,410

Qatar - 0.9%
Barwa Real Estate Co.	30,415	25,562
Commercial Bank PSQC	46,997	65,261
Dukhan Bank	26,583	30,372
Industries Qatar QSC	22,175	78,566
Masraf Al Rayan QSC	79,138	54,990
Mesaieed Petrochemical Holding Co.	84,535	43,881
Ooredoo QPSC	11,572	36,137
Qatar Electricity & Water Co. QSC	5,674	26,975
Qatar Fuel QSC	8,554	35,146
Qatar Gas Transport Co. Ltd.	32,116	35,283
Qatar International Islamic Bank QSC	14,554	45,609
Qatar Islamic Bank SAQ	24,629	136,302
Qatar National Bank QPSC	64,158	268,367

(Cost $825,840)		882,451

Russia - 0.0%
Alrosa PJSC*(b)	34,709	0
Gazprom PJSC*(b)	164,723	0
Inter RAO UES PJSC*(b)	490,959	0
LUKOIL PJSC*(b)	5,651	0
Magnit PJSC*(b)	933	0
MMC Norilsk Nickel PJSC*(b)	883	0
Mobile TeleSystems PJSC, ADR*(b)	6,594	0
Moscow Exchange MICEX-RTS PJSC*(b)	20,735	0
Novatek PJSC*(b)	12,810	0
Novolipetsk Steel PJSC*(b)	21,183	0
Ozon Holdings PLC, ADR*(b)	700	0
PhosAgro PJSC*(b)	713	0
PhosAgro PJSC, GDR*(b)	13	0
Polyus PJSC*(b)	476	0
Rosneft Oil Co. PJSC*(b)	14,582	0
Sberbank of Russia PJSC*(b)	146,997	0
Severstal PAO, GDR*(b)	2,248	0
Severstal PAO*(b)	707	0
Surgutneftegas PJSC*(b)	68,300	0
Surgutneftegas PJSC, ADR*(b)	2,000	0
Tatneft PJSC*(b)	17,973	0
United Co. RUSAL International PJSC*(b)	39,327	0
VK Co. Ltd., GDR*(b)	1,643	0
VK IPJSC*(b)	48	0
VTB Bank PJSC*(b)	48,782,071	0
X5 Retail Group NV, GDR*(b)	1,749	0
Yandex NV, Class A*(b)	4,277	0

(Cost $2,809,658)		0

Saudi Arabia - 4.4%
ACWA Power Co.	1,405	98,904
Ades Holding Co.*	4,707	25,102
Advanced Petrochemical Co.	1,387	14,146
Al Rajhi Bank	27,678	656,839
Alinma Bank	13,932	163,270
Almarai Co. JSC	3,828	60,018
Arab National Bank	9,841	73,080
Arabian Internet & Communications Services Co.	332	32,471

Bank AlBilad	7,088	93,365
Bank Al-Jazira*	6,260	32,483
Banque Saudi Fransi	8,820	89,604
Bupa Arabia for Cooperative Insurance Co.	1,179	72,180
Co. for Cooperative Insurance	1,111	47,991
Dallah Healthcare Co.	464	23,210
Dar Al Arkan Real Estate Development Co.*	8,204	30,538
Dr Sulaiman Al Habib Medical Services Group Co.	1,267	111,284
Elm Co.	348	98,082
Etihad Etisalat Co.	5,537	81,646
Jarir Marketing Co.	8,820	36,641
Mobile Telecommunications Co. Saudi Arabia	6,440	25,586
Mouwasat Medical Services Co.	1,408	46,329
Nahdi Medical Co.	542	20,522
Power & Water Utility Co. for Jubail & Yanbu	1,096	22,181
Riyad Bank	21,218	175,954
SABIC Agri-Nutrients Co.	3,262	108,899
Sahara International Petrochemical Co.	5,097	41,656
Saudi Arabian Mining Co.*	18,230	241,832
Saudi Arabian Oil Co., 144A	37,343	315,648
Saudi Aramco Base Oil Co.	650	29,118
Saudi Awwal Bank	14,737	162,094
Saudi Basic Industries Corp.	12,674	266,302
Saudi Electricity Co.	12,363	65,931
Saudi Industrial Investment Group	5,410	29,861
Saudi Investment Bank	6,671	28,781
Saudi Kayan Petrochemical Co.*	9,856	25,361
Saudi National Bank	41,618	469,968
Saudi Research & Media Group*	482	31,745
Saudi Tadawul Group Holding Co.	697	44,976
Saudi Telecom Co.	28,171	318,870
Savola Group	3,688	52,120
Yanbu National Petrochemical Co.	4,133	41,272

(Cost $3,307,523)		4,405,860

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $17,288)	2,752	20,281

South Africa - 2.5%
Absa Group Ltd.	12,468	106,322
Anglo American Platinum Ltd.	825	31,697
Aspen Pharmacare Holdings Ltd.	5,647	57,704
Bid Corp. Ltd.	4,785	111,941
Bidvest Group Ltd.	4,275	52,080
Capitec Bank Holdings Ltd.	1,282	134,869
Clicks Group Ltd.	3,077	48,143
Discovery Ltd.	7,402	52,447
Exxaro Resources Ltd.	3,478	32,227
FirstRand Ltd.	69,204	233,735
Gold Fields Ltd.	12,246	160,769
Harmony Gold Mining Co. Ltd.	8,878	52,088
Impala Platinum Holdings Ltd.	12,314	41,590
Kumba Iron Ore Ltd.	995	27,855
MTN Group Ltd.	23,312	101,489
Naspers Ltd., Class N	2,596	427,046
Nedbank Group Ltd.	6,312	72,134
Northam Platinum Holdings Ltd.	4,854	27,757
Old Mutual Ltd.	71,170	44,305
OUTsurance Group Ltd.	12,971	28,160
Pepkor Holdings Ltd., 144A	25,921	25,232
Remgro Ltd.	7,528	57,092
Sanlam Ltd.	26,045	99,875
Sasol Ltd.	8,257	62,306
Shoprite Holdings Ltd.	7,280	98,010
Sibanye Stillwater Ltd.	40,312	41,762
Standard Bank Group Ltd.	18,320	192,771
Vodacom Group Ltd.	9,633	47,221
Woolworths Holdings Ltd.	12,612	42,196

(Cost $3,450,781)		2,510,823

South Korea - 11.7%
Amorepacific Corp.	393	35,298
Celltrion Pharm, Inc.*	266	22,153
Celltrion, Inc.	2,270	306,337
CJ CheilJedang Corp.	118	26,540
CosmoAM&T Co. Ltd.*	331	44,022
Coway Co. Ltd.	788	32,074
DB Insurance Co. Ltd.*	672	49,860
Doosan Bobcat, Inc.	776	27,360
Doosan Enerbility Co. Ltd.*	6,242	76,127
Ecopro BM Co. Ltd.*	722	144,498
Ecopro Co. Ltd.*	288	133,662
Ecopro Materials Co. Ltd.*	192	27,843
GS Holdings Corp.	657	23,707
Hana Financial Group, Inc.	4,228	179,712
Hanjin Kal Corp.	371	17,608
Hankook Tire & Technology Co. Ltd.	1,138	46,320
Hanmi Pharm. Co. Ltd.	95	23,828
Hanmi Semiconductor Co. Ltd.*	619	39,420
Hanon Systems	2,266	10,500
Hanwha Aerospace Co. Ltd.	496	69,841
Hanwha Ocean Co. Ltd.*	1,141	20,222
Hanwha Solutions Corp.	1,465	30,530
HD Hyundai Co. Ltd.	670	35,573
HD Hyundai Heavy Industries Co. Ltd.	349	30,901
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	654	54,958
HLB, Inc.*	1,559	95,418
HMM Co. Ltd.*	3,595	49,325

HYBE Co. Ltd.	298	44,557
Hyundai Engineering & Construction Co. Ltd.*	1,167	30,411
Hyundai Glovis Co. Ltd.*	277	39,628
Hyundai Mobis Co. Ltd.	839	152,792
Hyundai Motor Co.	1,974	371,348
Hyundai Steel Co.*	1,344	36,285
Industrial Bank of Korea*	3,874	40,730
Kakao Corp.	4,302	172,196
KakaoBank Corp.	2,446	52,259
Kakaopay Corp.*	338	11,181
Kangwon Land, Inc.*	1,174	15,323
KB Financial Group, Inc.	5,309	253,170
Kia Corp.*	3,737	349,397
Korea Aerospace Industries Ltd.*	1,103	42,493
Korea Electric Power Corp.	3,641	67,811
Korea Investment Holdings Co. Ltd.*	603	32,152
Korea Zinc Co. Ltd.	125	42,008
Korean Air Lines Co. Ltd.	2,512	43,388
Krafton, Inc.*	414	70,575
KT Corp.	841	24,694
KT&G Corp.	1,384	96,660
Kum Yang Co. Ltd.*	418	30,292
Kumho Petrochemical Co. Ltd.*	169	18,771
L&F Co. Ltd.*	352	44,859
LG Chem Ltd.	704	239,495
LG Corp.	1,312	92,321
LG Display Co. Ltd.	4,357	37,235
LG Electronics, Inc.	1,494	106,474
LG Energy Solution Ltd.*	641	193,272
LG H&H Co. Ltd.	121	28,987
LG Innotek Co. Ltd.	204	30,946
LG Uplus Corp.	2,880	22,320
Lotte Chemical Corp.	276	25,370
Meritz Financial Group, Inc.	1,450	90,489
Mirae Asset Securities Co. Ltd.*	3,397	23,011
NAVER Corp.	1,825	267,254
NCSoft Corp.	191	27,827
Netmarble Corp., 144A*	332	15,383
NH Investment & Securities Co. Ltd.*	1,668	14,706
Orion Corp.	358	24,976
Posco DX Co. Ltd.*	693	28,155
POSCO Future M Co. Ltd.*	451	107,365
POSCO Holdings, Inc.	1,034	335,064
Posco International Corp.*	671	28,269
Samsung Biologics Co. Ltd., 144A*	255	148,220
Samsung C&T Corp.	1,176	138,389
Samsung Electro-Mechanics Co. Ltd.	777	81,691
Samsung Electronics Co. Ltd.	67,662	3,729,642
Samsung Engineering Co. Ltd.*	2,058	38,020
Samsung Fire & Marine Insurance Co. Ltd.*	446	99,811
Samsung Heavy Industries Co. Ltd.*	9,214	54,664
Samsung Life Insurance Co. Ltd.	1,184	86,159
Samsung SDI Co. Ltd.	759	214,887
Samsung SDS Co. Ltd.	570	68,489
Samsung Securities Co. Ltd.	816	25,462
Shinhan Financial Group Co. Ltd.	6,058	198,127
SK Biopharmaceuticals Co. Ltd.*	460	33,474
SK Bioscience Co. Ltd.*	337	15,539
SK Hynix, Inc.	7,769	911,323
SK IE Technology Co. Ltd., 144A*	352	19,376
SK Innovation Co. Ltd.*	823	72,374
SK Square Co. Ltd.*	1,408	73,910
SK Telecom Co. Ltd.	713	28,218
SK, Inc.	496	71,442
SKC Co. Ltd.*	275	17,100
S-Oil Corp.	610	34,998
Woori Financial Group, Inc.	8,771	98,144
Yuhan Corp.	846	42,821

(Cost $7,764,419)		11,777,816

Taiwan - 16.5%
Accton Technology Corp.	7,299	119,843
Acer, Inc.	43,381	61,964
Advantech Co. Ltd.	6,989	86,231
Airtac International Group	2,006	76,789
Alchip Technologies Ltd.	1,024	134,117
ASE Technology Holding Co. Ltd.	44,505	195,707
Asia Cement Corp.	33,169	42,446
Asustek Computer, Inc.	9,625	138,546
AUO Corp.*	101,633	56,267
Catcher Technology Co. Ltd.	8,222	51,242
Cathay Financial Holding Co. Ltd.*	135,146	192,611
Chailease Holding Co. Ltd.	21,331	117,758
Chang Hwa Commercial Bank Ltd.	73,150	41,192
Cheng Shin Rubber Industry Co. Ltd.	27,323	40,583
China Airlines Ltd.	41,386	26,186
China Development Financial Holding Corp.*	209,921	83,345
China Steel Corp.	169,998	132,300
Chunghwa Telecom Co. Ltd.	53,285	203,130
Compal Electronics, Inc.	61,392	70,890
CTBC Financial Holding Co. Ltd.	252,882	235,206
Delta Electronics, Inc.	28,391	264,514
E Ink Holdings, Inc.	11,650	90,666
E.Sun Financial Holding Co. Ltd.	194,890	155,680
Eclat Textile Co. Ltd.	2,625	44,844
eMemory Technology, Inc.	910	78,018
Eva Airways Corp.	32,687	32,522
Evergreen Marine Corp. Taiwan Ltd.	14,572	76,296
Far Eastern New Century Corp.	42,295	43,620

Far EasTone Telecommunications Co. Ltd.	24,377	60,693
Feng TAY Enterprise Co. Ltd.	6,853	35,881
First Financial Holding Co. Ltd.	159,562	136,798
Formosa Chemicals & Fibre Corp.	46,414	83,990
Formosa Petrochemical Corp.	15,086	35,460
Formosa Plastics Corp.	54,047	122,595
Fubon Financial Holding Co. Ltd.	112,078	241,108
Gigabyte Technology Co. Ltd.	7,529	82,175
Global Unichip Corp.	1,284	64,587
Globalwafers Co. Ltd.	3,012	53,171
Hon Hai Precision Industry Co. Ltd.	174,061	567,180
Hotai Motor Co. Ltd.	4,230	89,794
Hua Nan Financial Holdings Co. Ltd.	119,164	82,937
Innolux Corp.*	123,728	59,301
Inventec Corp.	38,812	67,532
Largan Precision Co. Ltd.	1,497	122,660
Lite-On Technology Corp.	29,611	102,577
MediaTek, Inc.	22,016	794,009
Mega Financial Holding Co. Ltd.	157,868	193,280
Micro-Star International Co. Ltd.	10,071	60,854
Nan Ya Plastics Corp.	68,421	129,225
Nan Ya Printed Circuit Board Corp.	3,074	20,568
Nanya Technology Corp.	18,138	38,618
Nien Made Enterprise Co. Ltd.	2,332	27,260
Novatek Microelectronics Corp.	8,337	158,514
Pegatron Corp.	29,211	79,012
PharmaEssentia Corp.*	3,754	39,013
Pou Chen Corp.	33,819	32,632
Powerchip Semiconductor Manufacturing Corp.	42,425	37,044
President Chain Store Corp.	8,405	71,660
Quanta Computer, Inc.	37,442	274,808
Realtek Semiconductor Corp.	7,186	129,355
Ruentex Development Co. Ltd.*	22,385	25,742
Shanghai Commercial & Savings Bank Ltd.	57,505	81,865
Shin Kong Financial Holding Co. Ltd.*	187,328	49,129
SinoPac Financial Holdings Co. Ltd.	140,171	89,133
Synnex Technology International Corp.	18,316	45,081
Taishin Financial Holding Co. Ltd.	149,960	82,548
Taiwan Business Bank	85,123	37,701
Taiwan Cement Corp.	93,637	95,090
Taiwan Cooperative Financial Holding Co. Ltd.	145,184	119,190
Taiwan High Speed Rail Corp.	29,145	27,845
Taiwan Mobile Co. Ltd.	23,896	74,842
Taiwan Semiconductor Manufacturing Co. Ltd.	349,096	7,620,375
Unimicron Technology Corp.	19,779	112,318
Uni-President Enterprises Corp.	69,610	168,908
United Microelectronics Corp.	154,893	239,375
Vanguard International Semiconductor Corp.	13,077	29,869
Voltronic Power Technology Corp.	906	46,003
Walsin Lihwa Corp.	42,152	49,340
Wan Hai Lines Ltd.	9,733	15,519
Winbond Electronics Corp.	39,253	34,709
Wistron Corp.	37,754	137,952
Wiwynn Corp.	1,282	94,499
WPG Holdings Ltd.	21,823	64,069
Yageo Corp.	4,770	84,204
Yang Ming Marine Transport Corp.	23,921	37,725
Yuanta Financial Holding Co. Ltd.	147,412	128,014
Zhen Ding Technology Holding Ltd.	9,482	30,147

(Cost $7,715,550)		16,607,996

Thailand - 1.6%
Advanced Info Service PCL, NVDR	16,273	91,200
Airports of Thailand PCL, NVDR	59,300	104,992
Asset World Corp. PCL, NVDR (a)	56,700	6,102
Bangkok Dusit Medical Services PCL, NVDR	153,900	122,296
Bangkok Expressway & Metro PCL, NVDR	111,700	25,071
BTS Group Holdings PCL, NVDR	128,844	18,501
Bumrungrad Hospital PCL, NVDR	8,900	55,586
Central Pattana PCL, NVDR	27,800	50,190
Central Retail Corp. PCL, NVDR	28,700	27,808
Charoen Pokphand Foods PCL, NVDR	58,769	30,970
CP ALL PCL, NVDR	82,149	131,704
CP Axtra PCL, NVDR	27,800	25,773
Delta Electronics Thailand PCL, NVDR*	46,380	92,139
Energy Absolute PCL, NVDR	26,400	25,947
Global Power Synergy PCL, NVDR	11,000	15,642
Gulf Energy Development PCL, NVDR	42,850	51,375
Home Product Center PCL, NVDR	97,300	30,385
Indorama Ventures PCL, NVDR	25,719	16,709
Intouch Holdings PCL, NVDR	14,400	27,202
Kasikornbank PCL, NVDR	7,503	25,732
Krung Thai Bank PCL, NVDR	56,006	25,141
Krungthai Card PCL, NVDR	16,100	19,191
Land & Houses PCL, NVDR	127,100	26,933
Minor International PCL, NVDR	46,547	41,206
Muangthai Capital PCL, NVDR	10,300	13,139
PTT Exploration & Production PCL, NVDR	19,583	82,449
PTT Global Chemical PCL, NVDR	31,800	33,693
PTT Oil & Retail Business PCL, NVDR	43,700	22,054
PTT PCL	14,600	13,943
PTT PCL, NVDR	123,180	117,633
SCB X PCL, NVDR	11,798	37,007
SCG Packaging PCL, NVDR	17,800	13,897

Siam Cement PCL	4,758	35,687
Siam Cement PCL, NVDR	6,378	47,837
Thai Oil PCL, NVDR	20,049	31,305
TMBThanachart Bank PCL, NVDR	348,000	17,854
True Corp. PCL, NVDR*	154,272	30,325

(Cost $1,805,814)		1,584,618

Turkey - 0.7%
Akbank TAS	46,614	62,060
Aselsan Elektronik Sanayi Ve Ticaret AS	21,912	42,096
BIM Birlesik Magazalar AS	6,900	85,776
Coca-Cola Icecek AS	1,061	21,980
Eregli Demir ve Celik Fabrikalari TAS*	20,195	29,434
Ford Otomotiv Sanayi AS	959	31,228
Haci Omer Sabanci Holding AS	15,563	39,616
KOC Holding AS	10,271	55,315
Pegasus Hava Tasimaciligi AS*	625	17,160
Sasa Polyester Sanayi AS*	15,174	19,220
Tofas Turk Otomobil Fabrikasi AS	1,661	14,227
Turk Hava Yollari AO*	7,558	68,183
Turkcell Iletisim Hizmetleri AS	16,880	36,185
Turkiye Is Bankasi AS, Class C	134,200	47,696
Turkiye Petrol Rafinerileri AS	14,230	73,721
Turkiye Sise ve Cam Fabrikalari AS	20,946	34,305
Yapi ve Kredi Bankasi AS	55,009	40,687

(Cost $674,882)		718,889

United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	42,955	100,226
Abu Dhabi Islamic Bank PJSC	20,785	63,607
Abu Dhabi National Oil Co. for Distribution PJSC	45,271	43,139
Aldar Properties PJSC	54,114	81,474
Americana Restaurants International PLC	32,657	30,497
Dubai Islamic Bank PJSC	40,251	70,575
Emaar Properties PJSC	92,895	205,368
Emirates NBD Bank PJSC	27,254	135,790
Emirates Telecommunications Group Co. PJSC	47,927	236,180
First Abu Dhabi Bank PJSC	60,942	226,316
Multiply Group PJSC*	55,416	34,249

(Cost $1,061,021)		1,227,421

United Kingdom - 0.1%
Anglogold Ashanti PLC	5,864	110,374
Pepco Group NV*	2,947	14,775

(Cost $100,781)		125,149

United States - 0.3%
BeiGene Ltd.*	10,005	135,453
Legend Biotech Corp., ADR*	961	62,619
Parade Technologies Ltd.	1,053	33,812
Southern Copper Corp.	1,287	104,067

(Cost $338,495)		335,951

TOTAL COMMON STOCKS (Cost $80,892,843)		97,435,667

PREFERRED STOCKS - 2.4%
Brazil - 1.5%
Banco Bradesco SA	72,801	201,367
Centrais Eletricas Brasileiras SA, Class B	3,628	34,966
Cia Energetica de Minas Gerais	18,299	44,062
Companhia Paranaense de Energia	15,629	32,131
Gerdau SA	16,647	71,998
Itau Unibanco Holding SA	68,506	467,722
Itausa SA	77,610	160,807
Petroleo Brasileiro SA	66,739	538,896

(Cost $1,117,743)		1,551,949

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $51,542)	2,083	103,497

Colombia - 0.1%
Bancolombia SA
(Cost $57,045)	6,300	51,491

Russia - 0.0%
Surgutneftegas PJSC(b)
(Cost $55,823)	101,715	0

South Korea - 0.7%
Hyundai Motor Co.	360	43,121
Hyundai Motor Co. - 2nd Preferred	525	63,358
LG Chem Ltd.	115	25,908
Samsung Electronics Co. Ltd.	11,682	557,957

(Cost $300,221)		690,344

TOTAL PREFERRED STOCKS (Cost $1,582,374)		2,397,281

RIGHTS - 0.0%
Brazil - 0.0%
Magazine Luiza SA*, expires 3/15/24
(Cost $0)	4,631	168

South Korea - 0.0%
LG Display Co. Ltd.*, expires 3/14/24
(Cost $0)	1,033	1,016

TOTAL RIGHTS (Cost $0)		1,184

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24	11,834	7
BTS Group Holdings PCL*, expires 11/20/26	23,669	59

Srisawad Corp. PCL*, expires 8/29/25	432	13

(Cost $0)		79

TOTAL WARRANTS (Cost $0)		79

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
(Cost $150,933)	150,933	150,933

CASH EQUIVALENTS - 2.6%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
(Cost $2,635,530)	2,635,530	2,635,530

TOTAL INVESTMENTS - 101.8% (Cost $85,261,680)		$102,620,674
Other assets and liabilities, net - (1.8%)		(1,819,881)

NET ASSETS - 100.0%		$100,800,793

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
179,111	—	(28,178)(e)	—	—	4,039	—	150,933	150,933
CASH EQUIVALENTS — 2.6%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
912,728	15,876,370	(14,153,568)	—	—	53,619	—	2,635,530	2,635,530

1,091,839	15,876,370	(14,181,746)	—	—	57,658	—	2,786,463	2,786,463

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $137,140, which is 0.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$22,849,742	22.9%
Information Technology	22,447,658	22.5
Consumer Discretionary	12,701,547	12.7
Communication Services	8,437,073	8.4
Materials	7,062,219	7.1
Industrials	7,046,123	7.1
Consumer Staples	5,748,263	5.8
Energy	5,472,144	5.4
Health Care	3,628,614	3.6
Utilities	2,866,812	2.9
Real Estate	1,574,016	1.6

Total	$99,834,211	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI Emerging Markets Index Future	USD	35	$1,728,638	$1,779,400	3/15/2024	$50,762

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

As of February 29, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Goldman Sachs & Co.	3/4/2024	AED	4,633,100	USD	1,261,428	$8	$—
JP Morgan & Chase Co.	3/4/2024	CNH	30,818,500	USD	4,304,440	26,697	—
JP Morgan & Chase Co.	3/4/2024	CZK	3,395,000	USD	148,004	3,205	—
RBC Capital Markets	3/4/2024	EUR	38,000	USD	41,330	252	—
RBC Capital Markets	3/4/2024	EUR	432,800	USD	470,731	2,881	—
Morgan Stanley Capital	3/4/2024	HKD	153,168,400	USD	19,611,705	46,242	—
JP Morgan & Chase Co.	3/4/2024	HUF	88,884,400	USD	250,707	6,085	—
JP Morgan & Chase Co.	3/4/2024	HUF	6,357,000	USD	17,929	433	—
Goldman Sachs & Co.	3/4/2024	KWD	230,000	USD	748,552	1,013	—
Goldman Sachs & Co.	3/4/2024	KWD	20,000	USD	65,017	14	—
JP Morgan & Chase Co.	3/4/2024	MXN	46,830,700	USD	2,712,606	—	(33,183)
JP Morgan & Chase Co.	3/4/2024	MXN	438,000	USD	25,370	—	(311)
Goldman Sachs & Co.	3/4/2024	PHP	12,638,300	USD	224,322	—	(484)
JP Morgan & Chase Co.	3/4/2024	PHP	12,236,100	USD	217,253	—	(399)
RBC Capital Markets	3/4/2024	PHP	9,843,500	USD	174,778	—	(315)
JP Morgan & Chase Co.	3/4/2024	PLN	3,850,300	USD	966,307	2,118	—
Goldman Sachs & Co.	3/4/2024	QAR	3,218,700	USD	882,392	—	(1,597)
Goldman Sachs & Co.	3/4/2024	SAR	682,000	USD	181,777	—	(67)
Goldman Sachs & Co.	3/4/2024	SAR	15,335,000	USD	4,087,208	—	(1,609)
Goldman Sachs & Co.	3/4/2024	THB	56,583,800	USD	1,605,670	27,458	—
RBC Capital Markets	3/4/2024	THB	3,559,100	USD	100,724	1,456	—
Goldman Sachs & Co.	3/4/2024	TRY	2,688,000	USD	85,827	156	—
Goldman Sachs & Co.	3/4/2024	TRY	19,022,100	USD	607,134	869	—
Goldman Sachs & Co.	3/4/2024	USD	1,261,428	AED	4,633,100	—	(8)
JP Morgan & Chase Co.	3/4/2024	USD	3,992,436	CNH	28,766,500	480	—
JP Morgan & Chase Co.	3/4/2024	USD	286,653	CNH	2,052,000	—	(1,826)
JP Morgan & Chase Co.	3/4/2024	USD	145,179	CZK	3,395,000	—	(379)
Bank of America	3/4/2024	USD	509,476	EUR	470,800	—	(550)
Morgan Stanley Capital	3/4/2024	USD	1,553,934	HKD	12,136,000	—	(3,703)
RBC Capital Markets	3/4/2024	USD	18,014,562	HKD	141,032,400	671	—
JP Morgan & Chase Co.	3/4/2024	USD	262,106	HUF	95,241,400	11	—
Goldman Sachs & Co.	3/4/2024	USD	812,612	KWD	250,000	—	(70)
JP Morgan & Chase Co.	3/4/2024	USD	2,769,677	MXN	47,268,700	1,792	—
Goldman Sachs & Co.	3/4/2024	USD	224,961	PHP	12,638,300	—	(155)
JP Morgan & Chase Co.	3/4/2024	USD	217,744	PHP	12,236,100	—	(92)
RBC Capital Markets	3/4/2024	USD	175,114	PHP	9,843,500	—	(21)
JP Morgan & Chase Co.	3/4/2024	USD	34,637	PLN	138,000	—	(79)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	3/4/2024	USD	930,891	PLN	3,712,300	$—	$(1,259)
Goldman Sachs & Co.	3/4/2024	USD	25,798	QAR	94,000	18	—
Goldman Sachs & Co.	3/4/2024	USD	856,904	QAR	3,124,700	1,268	—
Goldman Sachs & Co.	3/4/2024	USD	4,270,858	SAR	16,017,000	—	(197)
Goldman Sachs & Co.	3/4/2024	USD	1,529,876	THB	54,807,800	—	(1,199)
Goldman Sachs & Co.	3/4/2024	USD	50,404	THB	1,776,000	—	(869)
RBC Capital Markets	3/4/2024	USD	99,347	THB	3,559,100	—	(78)
Goldman Sachs & Co.	3/4/2024	USD	693,176	TRY	21,710,100	—	(1,240)
Goldman Sachs & Co.	3/4/2024	USD	2,858,247	ZAR	54,831,900	—	(429)
Goldman Sachs & Co.	3/4/2024	USD	64,249	ZAR	1,198,000	—	(1,809)
Goldman Sachs & Co.	3/4/2024	ZAR	56,029,900	USD	3,004,727	84,470	—
Goldman Sachs & Co.	3/5/2024	BRL	4,045,700	USD	816,505	3,095	—
JP Morgan & Chase Co.	3/5/2024	BRL	11,254,800	USD	2,271,884	9,045	—
RBC Capital Markets	3/5/2024	BRL	13,354,500	USD	2,696,696	11,700	—
Goldman Sachs & Co.	3/5/2024	CLP	267,207,900	USD	285,967	9,444	—
RBC Capital Markets	3/5/2024	CLP	176,141,400	USD	189,174	6,892	—
Goldman Sachs & Co.	3/5/2024	COP	384,181,400	USD	97,678	—	(117)
Goldman Sachs & Co.	3/5/2024	IDR	336,498,000	USD	21,327	—	(83)
Goldman Sachs & Co.	3/5/2024	IDR	10,251,057,500	USD	649,706	—	(2,518)
JP Morgan & Chase Co.	3/5/2024	IDR	9,713,867,700	USD	615,620	—	(2,425)
RBC Capital Markets	3/5/2024	IDR	9,390,581,300	USD	594,604	—	(2,872)
Goldman Sachs & Co.	3/5/2024	INR	31,595,000	USD	380,050	—	(934)
Goldman Sachs & Co.	3/5/2024	INR	795,655,800	USD	9,567,656	—	(26,652)
JP Morgan & Chase Co.	3/5/2024	INR	602,669,800	USD	7,248,768	—	(18,444)
RBC Capital Markets	3/5/2024	MYR	156,000	USD	33,093	208	—
RBC Capital Markets	3/5/2024	MYR	6,152,700	USD	1,302,297	5,318	—
Goldman Sachs & Co.	3/5/2024	TWD	181,807,000	USD	5,829,016	73,431	—
JP Morgan & Chase Co.	3/5/2024	TWD	157,386,200	USD	5,045,076	62,597	—
JP Morgan & Chase Co.	3/5/2024	TWD	14,639,000	USD	471,086	7,650	—
RBC Capital Markets	3/5/2024	TWD	155,108,600	USD	4,971,589	61,213	—
Goldman Sachs & Co.	3/5/2024	USD	813,005	BRL	4,045,700	405	—
JP Morgan & Chase Co.	3/5/2024	USD	2,264,643	BRL	11,254,800	—	(1,804)
RBC Capital Markets	3/5/2024	USD	2,481,304	BRL	12,331,500	—	(1,988)
RBC Capital Markets	3/5/2024	USD	206,500	BRL	1,023,000	—	(820)
Goldman Sachs & Co.	3/5/2024	USD	276,322	CLP	267,207,900	200	—
RBC Capital Markets	3/5/2024	USD	182,121	CLP	176,141,400	161	—
Goldman Sachs & Co.	3/5/2024	USD	97,828	COP	384,181,400	—	(33)
Goldman Sachs & Co.	3/5/2024	USD	673,894	IDR	10,587,555,500	—	(261)
JP Morgan & Chase Co.	3/5/2024	USD	617,852	IDR	9,713,867,700	193	—
RBC Capital Markets	3/5/2024	USD	597,327	IDR	9,390,581,300	149	—
Goldman Sachs & Co.	3/5/2024	USD	9,976,493	INR	827,250,800	—	(1,202)
JP Morgan & Chase Co.	3/5/2024	USD	7,268,000	INR	602,669,800	—	(788)
RBC Capital Markets	3/5/2024	USD	1,331,989	MYR	6,308,700	—	(2,126)
Goldman Sachs & Co.	3/5/2024	USD	5,753,386	TWD	181,807,000	2,199	—
JP Morgan & Chase Co.	3/5/2024	USD	5,439,016	TWD	172,025,200	6,900	—
RBC Capital Markets	3/5/2024	USD	4,894,096	TWD	155,108,600	16,280	—
Goldman Sachs & Co.	3/6/2024	EGP	594,000	USD	12,414	—	(6,091)
Goldman Sachs & Co.	3/6/2024	EGP	3,703,000	USD	77,388	—	(37,972)
Goldman Sachs & Co.	3/6/2024	KRW	2,364,184,000	USD	1,773,182	—	(2,838)
JP Morgan & Chase Co.	3/6/2024	KRW	7,144,803,200	USD	5,361,109	—	(6,203)
RBC Capital Markets	3/6/2024	KRW	7,311,722,800	USD	5,487,057	—	(5,648)
Goldman Sachs & Co.	3/6/2024	USD	136,413	EGP	4,297,000	—	(2,548)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/6/2024	USD	1,774,913	KRW	2,364,184,000	$1,107	$—
JP Morgan & Chase Co.	3/6/2024	USD	5,367,795	KRW	7,144,803,200	—	(483)
RBC Capital Markets	3/6/2024	USD	661,667	KRW	879,389,000	—	(1,054)
RBC Capital Markets	3/6/2024	USD	4,827,992	KRW	6,432,333,800	4,099	—
Goldman Sachs & Co.	4/2/2024	AED	4,633,100	USD	1,261,394	—	(89)
Goldman Sachs & Co.	4/2/2024	KWD	8,000	USD	26,033	—	(13)
Goldman Sachs & Co.	4/2/2024	KWD	250,000	USD	813,537	—	(392)
JP Morgan & Chase Co.	4/2/2024	MXN	47,268,700	USD	2,756,900	—	(1,337)
Goldman Sachs & Co.	4/2/2024	PHP	12,638,300	USD	224,921	226	—
Goldman Sachs & Co.	4/2/2024	PHP	2,073,000	USD	36,899	44	—
JP Morgan & Chase Co.	4/2/2024	PHP	12,236,100	USD	217,674	130	—
RBC Capital Markets	4/2/2024	PHP	9,843,500	USD	175,052	45	—
Goldman Sachs & Co.	4/2/2024	QAR	3,124,700	USD	856,599	—	(1,386)
Goldman Sachs & Co.	4/2/2024	QAR	152,000	USD	41,669	—	(67)
Goldman Sachs & Co.	4/2/2024	SAR	565,000	USD	150,598	—	—
Goldman Sachs & Co.	4/2/2024	SAR	16,017,000	USD	4,269,265	6	—
Goldman Sachs & Co.	4/2/2024	THB	54,807,800	USD	1,531,586	—	(797)
RBC Capital Markets	4/2/2024	THB	3,559,100	USD	99,458	—	(52)
Goldman Sachs & Co.	4/2/2024	TRY	1,045,000	USD	32,255	58	—
Goldman Sachs & Co.	4/2/2024	TRY	21,710,100	USD	670,484	1,586	—
JP Morgan & Chase Co.	4/2/2024	USD	114,786	MXN	1,968,000	52	—
Goldman Sachs & Co.	4/3/2024	BRL	4,045,700	USD	810,789	—	(141)
Goldman Sachs & Co.	4/3/2024	BRL	745,000	USD	149,394	65	—
JP Morgan & Chase Co.	4/3/2024	BRL	11,254,800	USD	2,258,463	2,524	—
RBC Capital Markets	4/3/2024	BRL	12,331,500	USD	2,474,533	2,778	—
Goldman Sachs & Co.	4/3/2024	CLP	267,207,900	USD	275,898	—	(231)
RBC Capital Markets	4/3/2024	CLP	176,141,400	USD	181,841	—	(181)
JP Morgan & Chase Co.	4/3/2024	CNH	28,766,500	USD	3,999,374	—	(1,765)
JP Morgan & Chase Co.	4/3/2024	CNH	1,687,000	USD	234,544	—	(101)
Goldman Sachs & Co.	4/3/2024	COP	384,181,400	USD	97,339	36	—
JP Morgan & Chase Co.	4/3/2024	CZK	3,395,000	USD	145,116	366	—
Goldman Sachs & Co.	4/3/2024	EGP	4,297,000	USD	111,901	114	—
Bank of America	4/3/2024	EUR	470,800	USD	510,100	528	—
Bank of America	4/3/2024	EUR	29,000	USD	31,420	32	—
RBC Capital Markets	4/3/2024	HKD	141,032,400	USD	18,029,923	—	(2,277)
RBC Capital Markets	4/3/2024	HKD	8,515,000	USD	1,088,551	—	(165)
JP Morgan & Chase Co.	4/3/2024	HUF	95,241,400	USD	261,415	—	(27)
Goldman Sachs & Co.	4/3/2024	IDR	794,019,000	USD	50,465	—	(15)
Goldman Sachs & Co.	4/3/2024	IDR	10,587,555,500	USD	673,337	233	—
JP Morgan & Chase Co.	4/3/2024	IDR	9,713,867,700	USD	617,263	—	(296)
RBC Capital Markets	4/3/2024	IDR	9,390,581,300	USD	596,758	—	(248)
Goldman Sachs & Co.	4/3/2024	KRW	2,364,184,000	USD	1,776,847	—	(1,873)
Goldman Sachs & Co.	4/3/2024	KRW	896,215,000	USD	671,252	—	(3,025)
JP Morgan & Chase Co.	4/3/2024	KRW	7,144,803,200	USD	5,374,942	—	(529)
RBC Capital Markets	4/3/2024	KRW	6,432,333,800	USD	4,834,160	—	(5,277)
RBC Capital Markets	4/3/2024	MYR	85,000	USD	17,896	—	(57)
RBC Capital Markets	4/3/2024	MYR	6,308,700	USD	1,331,989	—	(514)
JP Morgan & Chase Co.	4/3/2024	PLN	208,000	USD	52,136	68	—
JP Morgan & Chase Co.	4/3/2024	PLN	3,712,300	USD	930,541	1,256	—
Goldman Sachs & Co.	4/3/2024	TWD	181,807,000	USD	5,754,297	—	(23,482)
Goldman Sachs & Co.	4/3/2024	TWD	21,108,000	USD	667,373	—	(3,434)
JP Morgan & Chase Co.	4/3/2024	TWD	172,025,200	USD	5,442,458	—	(24,458)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
RBC Capital Markets	4/3/2024	TWD	155,108,600	USD	4,894,714	$—	$(34,596)
Goldman Sachs & Co.	4/3/2024	USD	17,154	EGP	633,000	—	(687)
Goldman Sachs & Co.	4/3/2024	USD	99,094	ZAR	1,906,000	—	(12)
Goldman Sachs & Co.	4/3/2024	ZAR	54,831,900	USD	2,851,039	664	—
Goldman Sachs & Co.	4/4/2024	INR	32,720,000	USD	394,264	136	—
Goldman Sachs & Co.	4/4/2024	INR	827,250,800	USD	9,960,877	—	(3,752)
JP Morgan & Chase Co.	4/4/2024	INR	602,669,800	USD	7,258,721	—	(723)

Total unrealized appreciation (depreciation)						$500,830	$(289,831)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2024.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$97,435,667	$—	$0	$97,435,667
Preferred Stocks(a)	2,397,281	—	0	2,397,281
Rights(a)	—	1,184	—	1,184
Warrants(a)	79	—	—	79
Short-Term Investments(a)	2,786,463	—	—	2,786,463
Derivatives(b)
Forward Foreign Currency Contracts	—	500,830	—	500,830
Futures Contracts	50,762	—	—	50,762

TOTAL	$102,670,252	$502,014	$—	$103,172,266

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(289,831)	$—	$(289,831)

TOTAL	$—	$(289,831)	$—	$(289,831)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEM-PH3

R-089711-1 (5/24) DBX005195 (5/24)